Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Weighted Average Diluted Shares	The following securities are excluded from the calculation of weighted average diluted shares on March 31, 2025, and December 31, 2024, respectively, because their inclusion would have been anti-dilutive.
	March 31,	December 31,
	2025	2024
Convertible notes outstanding	182,438	180,346
Convertible preferred stock outstanding	39,231,798	39,251,798
Shares underlying warrants outstanding	70,000,000	70,000,000
	109,414,236	109,412,144
The following securities are excluded from the calculation of weighted average diluted shares on December 31, 2024, and December 31, 2023, respectively, because their inclusion would have been anti-dilutive.
	For the Years Ended December 31,
	2024	2023
Convertible notes outstanding	180,346	293,973
Convertible preferred stock outstanding	39,231,798	39,090,908
Shares underlying warrants outstanding	70,000,000	87,500,000
	109,412,144	126,884,881

Schedule of Fair Value Hierarchy for those Assets and Liabilities

The following presents the Company’s fair value hierarchy for those assets and liabilities measured at fair value as of March 31, 2025, and December 31, 2024:

	Level 1	Level 2	Level 3	Total
March 31, 2025
Derivative liability			5,838	5,838
Total	$-	$-	$5,838	$5,838

December 31, 2024
Derivative liability			4,689	4,689
Total	$-	$-	$4,689	$4,689

The following presents the Company’s fair value hierarchy for those assets and liabilities measured at fair value as of December 31, 2024, and December 31, 2023:

	Level 1	Level 2	Level 3	Total
December 31, 2024
Derivative liability			4,689	4,689
Total	$-	$-	$4,689	$4,689

December 31, 2023
Derivative liability			2,146	2,146
Total	$-	$-	$2,146	$2,146